Annual Fund Operating Expenses - Diversified Tax Exempt Series	Mar. 01, 2021
CLASS A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.61%
CLASS W
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	0.11%

[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to waive the management fee for the Class W shares. This contractual waiver is expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors.